EARNINGS PER SHARE (Details 1) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Excluded from computation of diluted net loss per share	3,823,804	0
Convertible Debt [Member]
Excluded from computation of diluted net loss per share	218,977	0
Options [Member]
Excluded from computation of diluted net loss per share	37,000	0
Warrants [Member]
Excluded from computation of diluted net loss per share	3,567,827	0